Employee Benefits - Weighted-Average Rates to Determine Actuarial Present Value of Benefit Obligations (Details)	Dec. 31, 2025	Dec. 31, 2024
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	5.05%	5.33%
Weighted-average interest crediting rate	4.84%	4.74%
Postretirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	4.50%	4.50%